Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2024
Other non-current assets.
Summary of other non-current assets

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Deposits of rental, utility and other	10,933	11,494
Equity investments designated at fair value through profit or loss	2,702	2,660
Other	1,748	1,386
Total other non-current assets	15,383	15,540